ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%

Aerospace/Defense – 4.7%
Embraer SA (Brazil)(a)(b)	37,111	$1,714,528

Banks – 23.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	87,055	1,185,689
Banco Macro SA (Argentina)(a)(b)	19,129	1,444,431
Barclays PLC (United Kingdom)(b)	65,886	1,012,009
Grupo Financiero Galicia SA (Argentina)(a)(b)	31,936	1,739,554
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)(c)	99,614	1,357,739
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)(c)	57,247	885,038
UBS Group AG (Switzerland)	34,816	1,066,414
Total Banks		8,690,874

Commercial Services – 2.8%
RELX PLC (United Kingdom)(b)	20,119	1,014,199

Computers – 2.4%
Check Point Software Technologies Ltd. (Israel)(a)	3,929	895,498

Diversified Financial Services – 8.8%
Futu Holdings Ltd. (Hong Kong)(b)	6,465	661,693
Qifu Technology, Inc. (China)(b)	34,280	1,539,515
Up Fintech Holding Ltd. (China)(a)(b)(c)	121,008	1,039,458
Total Diversified Financial Services		3,240,666

Electric – 3.6%
Pampa Energia SA (Argentina)(a)(b)	17,290	1,334,788

Electronics – 3.0%
ABB Ltd. (Switzerland)(a)(b)	21,386	1,115,066

Food Service – 1.9%
Compass Group PLC (United Kingdom)(b)	20,706	688,060

Insurance – 1.9%
Aegon Ltd. (Netherlands)	102,924	678,269

Internet – 16.8%
MakeMyTrip Ltd. (India)(a)	8,623	844,968
MercadoLibre, Inc. (Brazil)(a)	442	862,284
Prosus NV (China)(b)	75,749	701,436
Sea Ltd. (Singapore)(a)(b)	8,283	1,080,849
Tencent Holdings Ltd. (China)(b)(c)	15,034	959,770
Trip.com Group Ltd. (China)(b)	9,524	605,536
Vnet Group, Inc. (China)(a)(b)	135,498	1,111,084
Total Internet		6,165,927

Media – 2.0%
Pearson PLC (United Kingdom)(b)(c)	46,269	740,767

Mining – 3.7%
Harmony Gold Mining Co. Ltd. (South Africa)(b)	92,817	1,370,907

Miscellaneous Manufacturing – 2.3%
Siemens AG (Germany)(b)	7,455	860,158

Oil & Gas – 4.1%
YPF SA (Argentina)(a)(b)	42,801	1,499,747

Pharmaceuticals – 6.5%
Teva Pharmaceutical Industries Ltd. (Israel)(a)(b)	43,182	663,708
Verona Pharma PLC (United Kingdom)(a)(b)	26,968	1,712,198
Total Pharmaceuticals		2,375,906

Semiconductors – 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	4,086	678,276
Investments	Shares	Value
COMMON STOCKS (continued)

Software – 5.1%
Kingsoft Cloud Holdings Ltd. (China)(a)(b)(c)	50,460	$724,605
SAP SE (Germany)(b)	4,286	1,150,534
Total Software		1,875,139

Telecommunications – 4.4%
KT Corp. (South Korea)(b)	46,496	823,444
Telefonaktiebolaget LM Ericsson (Sweden)(b)	103,897	806,241
Total Telecommunications		1,629,685

Total Common Stocks (Cost $28,144,282)		36,568,460

MONEY MARKET FUNDS – 12.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(d)(e)	4,541,771	4,541,771
Invesco Government & Agency Portfolio - Private Investment Class, 3.99%(d)	134,954	134,954
Total Money Market Funds (Cost $4,676,725)		4,676,725

Total Investments – 112.3% (Cost $32,821,007)		41,245,185
Liabilities in Excess of Other Assets – (12.3%)		(4,536,392)
Net Assets – 100.0%		$36,708,793

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,380,726; the aggregate market value of the collateral held by the fund is $5,601,329. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,059,559.
(d)	Rate shown reflects the 7-day yield as of March 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$36,568,460	$–	$–	$36,568,460
Money Market Funds	4,676,725	–	–	4,676,725
Total	$41,245,185	$–	$–	$41,245,185

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.7%
Banks	23.7
Commercial Services	2.8
Computers	2.4
Diversified Financial Services	8.8
Electric	3.6
Electronics	3.0
Food Service	1.9
Insurance	1.9
Internet	16.8
Media	2.0
Mining	3.7
Miscellaneous Manufacturing	2.3
Oil & Gas	4.1
Pharmaceuticals	6.5
Semiconductors	1.9
Software	5.1
Telecommunications	4.4
Money Market Funds	12.7
Total Investments	112.3
Liabilities in Excess of Other Assets	(12.3)
Net Assets	100.0%